Long-term debt - Schedule of Long-term Debt (Detail) - USD ($)	Dec. 31, 2018	Oct. 17, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Less: current portion	$ (13,048,000)		$ (12,364,000)
Long-term debt, excluding current portion	3,323,747,000		3,067,187,000
Senior Unsecured Notes
Debt Instrument [Line Items]
Long-term debt	3,336,795,000		3,079,551,000
Less: current portion	(13,048,000)		(12,364,000)
Long-term debt, excluding current portion	$ 3,323,747,000		3,067,187,000
Senior Unsecured Notes | Canadian Dollar Senior Unsecured Notes
Debt Instrument [Line Items]
Weighted average coupon	4.43%
Par value	$ 650,669,000
Long-term debt	$ 474,764,000		623,223,000
Senior Unsecured Notes | Canadian Dollar Senior Secured Project Notes
Debt Instrument [Line Items]
Weighted average coupon	10.25%
Par value	$ 31,310,000
Long-term debt	$ 22,915,000		26,709,000
Senior Unsecured Notes | U.S. Dollar Senior Unsecured Notes
Debt Instrument [Line Items]
Weighted average coupon	4.09%
Par value	$ 1,225,000,000
Long-term debt	$ 1,218,680,000		1,217,797,000
Senior Unsecured Notes | U.S. Dollar Senior Unsecured Utility Notes
Debt Instrument [Line Items]
Weighted average coupon	5.99%
Par value	$ 222,000,000
Long-term debt	$ 240,161,000		246,560,000
Senior Unsecured Notes | U.S Dollar Senior Secured Utility Bonds
Debt Instrument [Line Items]
Weighted average coupon	4.75%
Par value	$ 662,500,000
Long-term debt	$ 676,697,000		772,871,000
Senior Unsecured Notes | U.S. Dollar Subordinated Unsecured Notes
Debt Instrument [Line Items]
Weighted average coupon	6.88%	6.875%
Par value	$ 287,500,000	$ 287,500
Long-term debt	$ 278,771,000		0
Revolving Credit Facility | Senior Unsecured Notes
Debt Instrument [Line Items]
Weighted average coupon	0.00%
Revolving Credit Facility | Senior Unsecured Notes | Senior Unsecured Revolving Credit Facilities
Debt Instrument [Line Items]
Long-term debt	$ 97,000,000		51,827,000
Revolving Credit Facility | Senior Unsecured Notes | Senior Unsecured Bank Credit Facilities
Debt Instrument [Line Items]
Long-term debt	321,807,000		134,988,000
Revolving Credit Facility | Senior Unsecured Notes | Commercial Paper
Debt Instrument [Line Items]
Long-term debt	$ 6,000,000		$ 5,576,000